Securities Available for Sale (Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value) (Details) (Equity Securities- Financial Institutions [Member], USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2012	Dec. 31, 2011
Equity Securities- Financial Institutions [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months - Fair Value	$ 0	$ 878
More than 12 Months - Fair Vaule	0	0
Total - Fair Value	0	878
Less than 12 Months - Unrealized Losses	0	122
More than 12 Months - Unrealized Losses	0	0
Total - Unrealized Losses	$ 0	$ 122